Segment Information (Details 4) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment assets
Total assets	$ 36,843.7	$ 37,899.0	$ 40,276.3
Retail and Alliance Services
Segment assets
Total assets	25,607.6	25,885.7	27,882.2
Financial Services
Segment assets
Total assets	4,192.3	4,477.1	4,647.8
International
Segment assets
Total assets	5,061.4	5,305.7	5,332.9
All Other and Corporate
Segment assets
Total assets	$ 1,982.4	$ 2,230.5	$ 2,413.4